Pension obligations - Funded status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Funded status	$ (3,652)	$ (3,543)	$ (2,684)
Present value of obligation
Disclosure of defined benefit plans [line items]
Funded status	(14,919)	(11,809)	(7,880)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Funded status	$ (11,267)	$ (8,266)	$ (5,196)